Capitalized Interest	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Capitalized Interest

5.	Capitalized Interest

Interest is capitalized to real estate inventories and investment in unconsolidated joint ventures during development and other qualifying activities. Interest capitalized as a cost of real estate inventories is included in cost of sales as related inventories are delivered. Interest capitalized to investments in unconsolidated joint ventures is relieved to equity in net (loss) income of unconsolidated joint ventures as related joint venture homes close. For the periods reported, interest incurred, capitalized, and expensed was as follows:

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Related party interest pushed down	$10,112	$11,115	$16,534
Other interest incurred	21,425	24,906	24,364
Total interest incurred	31,537	36,021	40,898

Related party interest capitalized	10,112	11,115	16,534
Other interest capitalized	21,410	24,906	24,253
Total interest capitalized	31,522	36,021	40,787
Interest expensed	$15	$—	111

Previously capitalized related party interest included in cost of sales	$14,110	$15,646	$9,164
Previously capitalized other interest included in cost of sales	23,816	24,747	7,135
Related party interest relieved to equity in net (loss) income of unconsolidated joint ventures	1,146	1,908	4,095
Other interest relieved to equity in net (loss) income from unconsolidated joint ventures	16	26	58
Other interest expensed	15	—	111
Total interest expense included in pretax (loss) income	$39,103	$42,327	$20,563